Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, Net [Line Item]
Bad debt expenses	¥ 9,417,342	$ 1,329,626	¥ 700,505	¥ 442,706
Written off	¥ 406,566	$ 57,402	¥ 198,082